Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment, net	$ 350,723	$ 449,589
Right-of-use assets, net	66,217	85,134
Total non-current assets	416,940	534,723
Current assets
Inventories	749,621	2,484,290
Prepayments	4,060,488	5,168,362
Trade and other receivables, net	2,771,445	4,256,030
Prepaid income tax	72,970	74,972
Restricted bank deposits	246,428	253,188
Cash and bank balances	193,156	966,807
Asset classified as held for sale		640,000
Total current assets	8,094,108	13,843,649
Total assets	8,511,048	14,378,372
Current liabilities
Trade and other payables	2,058,683	3,955,210
Contract liabilities	47,983	258,096
Bank borrowings	3,527,965	5,622,926
Other borrowings	412,698	356,431
Amounts due to an ultimate beneficial shareholder	473,260	310,696
Lease liabilities	32,927	40,057
Income tax payable	8,474	10,385
Total current liabilities	6,561,990	10,553,801
Net current assets	1,532,118	3,289,848
Non-current liabilities
Other borrowings	77,152
Lease liabilities	40,311	53,720
Total non-current liabilities	117,463	53,720
Total liabilities	6,679,453	10,607,521
Capital and reserves
Share capital	132,425	132,425
Capital reserves	30,053,810	30,052,790
Accumulated comprehensive losses	(28,353,626)	(26,414,364)
Equity attributable to owners of the Company	1,832,609	3,770,851
Non-controlling interest	(1,014)
Total equity	1,831,595	3,770,851
Total liabilities and equity	$ 8,511,048	$ 14,378,372